Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss on disposal, tax benefit	$ 467	$ 2,868	$ 0